income taxes	6 Months Ended
Jun. 30, 2019
income taxes
income taxes

10     income taxes

	Three months		Six months
Periods ended June 30 (millions)	2019	2018	2019	2018
Current income tax expense
For the current reporting period	$71	$139	$197	$283
Adjustments recognized in the current period for income taxes of prior periods	(1)	(8)	(1)	(8)
	70	131	196	275
Deferred income tax expense
Arising from the origination and reversal of temporary differences	83	6	114	13
Revaluation of deferred income tax liability to reflect future income tax rates	(121)	—	(121)	—
Adjustments recognized in the current period for income taxes of prior periods	(1)	8	(1)	8
	(39)	14	(8)	21
	$31	$145	$188	$296

Our income tax expense and effective income tax rate differ from those calculated by applying the applicable statutory rates for the following reasons:

Three-month periods ended June 30 ($ in millions)	2019		2018
Income taxes computed at applicable statutory rates	$147	26.7%	$147	27.2%
Revaluation of deferred income tax liability to reflect future income tax rates	(121)	(22.0)	—	—
Adjustments recognized in the current period for income taxes of prior periods	(2)	(0.3)	—	—
Other	7	1.2	(2)	(0.5)
Income tax expense per Consolidated statements of income and other comprehensive income	$31	5.6%	$145	26.7%

Six-month periods ended June 30 ($ in millions)	2019		2018
Income taxes computed at applicable statutory rates	$308	26.9%	$299	27.1%
Revaluation of deferred income tax liability to reflect future income tax rates	(121)	(10.6)	—	—
Adjustments recognized in the current period for income taxes of prior periods	(2)	(0.2)	—	—
Other	3	0.3	(3)	(0.4)
Income tax expense per Consolidated statements of income and other comprehensive income	$188	16.4%	$296	26.7%